Related party transactions - Other transactions (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2024 vessel	Dec. 31, 2021 vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Nov. 30, 2025 vessel	Nov. 30, 2022 vessel	Aug. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Number of vessels				1
Termination notice required upon sale of vehicle				3 months
Term of management payments due upon sale of vessel				3 months
Employer contributions | $				$ 5,800,000
Emissions management fee, monthly rate per ship | $				350
Emissions management fee, monthly rate for time chartered-out vessels | $				$ 150
Commission per carbon trade				1.25%
Licensing agreement, fee as a percentage of realized savings	33.00%
Provident Fund
Disclosure of transactions between related parties [line items]
Defined contribution plans, fund distributions | $				$ 300,000	$ 200,000
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels								9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels								5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels								4
Number of vessels sold		1	2
Product tanker | LR1 | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels							1
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels				93	99
Vessels | 12 vessels
Disclosure of transactions between related parties [line items]
Number of vessels sold				12
Vessels | MR | 11 MR Vessels and STI Lily
Disclosure of transactions between related parties [line items]
Number of vessels sold				11
Other related parties
Disclosure of transactions between related parties [line items]
Sale of ships, percentage of buyer-owned by related party						15.00%
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Number of Ships, Fuel Oil-Water Emulsion Systems Installed				76
Other related parties | Product tanker | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels								9
Other related parties | Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of ships, agreements to construct						4
Other related parties | Product tanker | MR | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels								5
Other related parties | Product tanker | LR1 | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels		1	2					4
Other related parties | Vessels | Prepaid expense - SCM | 12 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				$ 1,800,000
Accrued contract termination fees | $				100,000
Other related parties | Vessels | Prepaid expense - SCM | Five MR and one LR2 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				200,000
Accrued contract termination fees | $				800,000
Other related parties | Vessels | Prepaid vessel operating expenses - SSM | 12 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				1,000,000.0
Accrued contract termination fees | $				100,000
Other related parties | Vessels | Prepaid vessel operating expenses - SSM | Five MR and one LR2 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				100,000
Accrued contract termination fees | $				$ 600,000
Other related parties | Vessels | SCM and SSM | Five MR Vessels
Disclosure of transactions between related parties [line items]
Number of vessels				5